Depreciation, Amortization and Impairment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Depreciation and amortization
Depreciation of property and equipment (Note No.16a and Note No. 17)		$ 27,185	$ 26,176	$ 24,694
Amortization of intangibles assets (Note No.15a)		10,496	11,360	10,881
Total	$ 54,326	37,681	37,536	35,575
Impairment loss
(Gain) loss on debt instruments at fair value through OCI		(1,552)
Impairment loss on property and equipment (Note No.16a)		334	166	274
Total		$ (1,218)	$ 166	$ 274